Contingencies Commitments and Warranties - Additional Information (Detail) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 PEN (S/)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PEN (S/)
Disclosure of commitments and contingencies [line items]
Letters of guarantee amount | $		$ 427.5	$ 390.0
Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	S/ 99.0
Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	0.7
Contingency provision	0.7
Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	3.0
Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	8.1
Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	14.0
Income tax assessments [member] | Tax Year 2009 and 2010 and 2013 [Member]
Disclosure of commitments and contingencies [line items]
Contingency provision	12.0
Income tax assessments [member] | Top of range [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	147.7
Income Tax And IGV Or VAT Tax [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	3.9
Consorcio Terminales [member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1.7
The company [member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1.2
Morelco SA [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1.0
Morelco SA [member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1.2
Norvial S.A. [member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	5.4
Cumbra Peru S A [Member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2.9
Cumbra Peru S A [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	7.8			S/ 5.5
Cumbra Peru S A [Member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	2.3
Cumbra Peru S A [Member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	12.1
Cumbra Peru S A [Member] | Income tax assessments [member] | Tax Year 2012 [Member]
Disclosure of commitments and contingencies [line items]
Contingency provision	40.0
Viva Negocio Inmobiliario S A [Member] | Civil lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	89.7
Viva Negocio Inmobiliario S A [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	0.6
Viva Negocio Inmobiliario S A [Member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	1.9
Viva Negocio Inmobiliario S A [Member] | Income tax assessments [member] | Tax Year 2009 and 2016 [Member]
Disclosure of commitments and contingencies [line items]
Contingency provision	4.5
Cumbra Ingenieria SA [Member] | Income tax assessments [member] | Tax Year 2013 and 2016 [Member]
Disclosure of commitments and contingencies [line items]
Contingency provision	6.4
UNNA Energia S A [Member] | Administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	0.5
UNNA Energia S A [Member] | Labor lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	1.6
UNNA Energia S A [Member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	0.6
Tren Urbano De Lima S A [Member] | Contentious administrative lawsuits [member]
Disclosure of commitments and contingencies [line items]
Contingent liabilities	3.5
SUNAT [member] | Income tax assessments [member]
Disclosure of commitments and contingencies [line items]
Contingency provision	S/ 65.5